Other (expense) income - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Losses on disposals of property, plant and equipment	$ 45
Share of obligation to repurchase at fair value the minority interest in joint venture	$ 11	$ (53)	$ 21	$ (53)